Classification by categories of financial assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2017	Dec. 31, 2016
Classification by categories of financial assets [Line Items]
Cash and due from banks	₩ 22,668,598	₩ 19,181,165
Trading assets	28,464,296	26,695,953
Financial asset designated at fair value through profit or loss	3,579,057	3,416,102
Derivative assets	3,400,178	3,002,859
Loans	275,565,766	259,010,575
Available-for-sale financial assets	42,116,937	37,662,691
Held-to-maturity financial assets	24,990,680	19,805,084
Other	12,041,304	13,975,889
Financial assets, Total	412,826,816	382,750,318
Trading assets
Classification by categories of financial assets [Line Items]
Cash and due from banks	0	0
Trading assets	28,464,296	26,695,953
Financial asset designated at fair value through profit or loss	0	0
Derivative assets	3,280,775	2,826,642
Loans	0	0
Available-for-sale financial assets	0	0
Held-to-maturity financial assets	0	0
Other	0	0
Financial assets, Total	31,745,071	29,522,595
Financial assets designated at FVTPL
Classification by categories of financial assets [Line Items]
Cash and due from banks	0	0
Trading assets	0	0
Financial asset designated at fair value through profit or loss	3,579,057	3,416,102
Derivative assets	0	0
Loans	0	0
Available-for-sale financial assets	0	0
Held-to-maturity financial assets	0	0
Other	0	0
Financial assets, Total	3,579,057	3,416,102
AFS financial assets
Classification by categories of financial assets [Line Items]
Cash and due from banks	0	0
Trading assets	0	0
Financial asset designated at fair value through profit or loss	0	0
Derivative assets	0	0
Loans	0	0
Available-for-sale financial assets	42,116,937	37,662,691
Held-to-maturity financial assets	0	0
Other	0	0
Financial assets, Total	42,116,937	37,662,691
HTM financial assets
Classification by categories of financial assets [Line Items]
Cash and due from banks	0	0
Trading assets	0	0
Financial asset designated at fair value through profit or loss	0	0
Derivative assets	0	0
Loans	0	0
Available-for-sale financial assets	0	0
Held-to-maturity financial assets	24,990,680	19,805,084
Other	0	0
Financial assets, Total	24,990,680	19,805,084
Loans and receivable
Classification by categories of financial assets [Line Items]
Cash and due from banks	22,668,598	19,181,165
Trading assets	0	0
Financial asset designated at fair value through profit or loss	0	0
Derivative assets	0	0
Loans	275,565,766	259,010,575
Available-for-sale financial assets	0	0
Held-to-maturity financial assets	0	0
Other	12,041,304	13,975,889
Financial assets, Total	310,275,668	292,167,629
Derivative instruments held for hedging
Classification by categories of financial assets [Line Items]
Cash and due from banks	0	0
Trading assets	0	0
Financial asset designated at fair value through profit or loss	0	0
Derivative assets	119,403	176,217
Loans	0	0
Available-for-sale financial assets	0	0
Held-to-maturity financial assets	0	0
Other	0	0
Financial assets, Total	₩ 119,403	₩ 176,217